Brumadinho dam failure - Operation Stoppages (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Contingencies
Loss related to operational stoppage and idle capacity	$ 238	$ 335	$ 506	$ 549
Ferrous minerals
Contingencies
Loss related to operational stoppage and idle capacity	$ 104	$ 238	$ 267	$ 398